Basis of preparation, Subsidiaries (FY) (Details) - USD ($)	Oct. 16, 2023	Oct. 31, 2024	Jul. 31, 2024	Nov. 10, 2022
Marmota [Member]
Basis of Consolidation [Abstract]
Ownership percentage	10.00%			50.00%
Common shares returned for cancellation consideration amount	$ 19
DESG [Member]
Basis of Consolidation [Abstract]
Ownership interest in subsidiaries		100.00%	100.00%
Finco [Member]
Basis of Consolidation [Abstract]
Ownership interest in subsidiaries		100.00%	100.00%